SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Deferred tax assets (liabilities):
Net operating loss carry forward	$ 0	$ 43,000
Property and equipment	(183,000)	(167,000)
Future tax benefit of impairment allowance	78,000	26,000
Paycheck Protection Program loan forgiveness	(13,000)	0
Total deferred tax liability	$ (118,000)	$ (98,000)